Subsequent Events (Details) - USD ($)				12 Months Ended
	Mar. 11, 2024	Jan. 24, 2024	Jan. 18, 2023	Dec. 31, 2023	Jun. 30, 2024	Feb. 16, 2024	Jan. 18, 2024
Subsequent Event [Line Items]
Aggregate shares (in Shares)					41,756,964
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposited into the trust account						$ 24,650	$ 24,650
Equity holders		$ 337,300,000
Minimum cash condition		$ 20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Convertible preferred units		$ 15,000,000
Forfeiture shares		$ 2,900,000
Additional forfeiture shares (in Shares)		500,000
Purchase price per unit (in Dollars per share)		$ 10
Convertible preferred units (in Shares)		500,000
Sponsor subscription agreement		$ 15,000,000
Subsequent Event [Member] | Sponsor
Subsequent Event [Line Items]
Preferred units (in Shares)		1,000,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Equity holders		$ 410,000,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Purchase at least (in Shares)			24,703,445
Ordinary shares, par value (in Dollars per share)			$ 10.35	$ 0.0001
Aggregate shares (in Shares)				225,174
Ordinary share (in Shares)				1
Purchase price per unit (in Dollars per share)					$ 18
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock		$ 10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Purchase at least (in Shares)	174,826
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Class V Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred units (in Shares)		150,000
Convertible preferred units (in Shares)		500,000